Stock Option and Restricted Stock Plans (Tables)	12 Months Ended
Dec. 31, 2014
Stock Option And Restricted Stock Plans Abstract [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of option activity under the Plan as of December 31, 2014, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, beginning of year	53,714	$10.34
Granted	––	––
Exercised	––	––
Forfeited or expired	––	––

Outstanding, end of year	53,714	$10.34	0.2	$––

Exercisable, end of year	––	$––	––	$––

Schedule of Nonvested Restricted Stock Units Activity
A summary of the status of the Company’s nonvested restricted shares as of December 31, 2014, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value

Nonvested, beginning of year	175,000	$8.44
Granted	10,000	8.12
Vested	(25,000)	8.40
Forfeited	––	––
Nonvested, end of year	160,000	$8.42